Convertible Notes Payable (Related Party)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Convertible Notes Payable (Related Party) [Abstract]
Convertible Notes Payable (Related Party)

9.      Convertible Notes Payable (Related Party)

The Company received several loan financings from stockholders from 2012 to 2023, in an aggregate outstanding principal amount of $59.7 million as of December 31, 2022. The Company elected the fair value option for the Convertible Notes and the Envoy Bridge Note under ASC Topic 825, Financial Instruments, with changes in fair value recorded in earnings each reporting period. The Convertible Notes and Envoy Bridge Note do not include any financial covenants and are subject to acceleration upon the occurrence of specified events of default. The terms of the Convertible Notes and the Envoy Bridge Note are described below.

2012 Convertible Note

In 2012, the Company issued a convertible note to a stockholder (“2012 Convertible Note”), which was subsequently amended and restated. These amendments allowed for the issuance of additional principal under the existing agreements and resulted in various drawdowns since 2012. In March 2021, the 2012 Convertible Note agreement was amended and restated to allow for an additional draw of $10.0 million. The March 2021 amendment also extended the maturity date of both the existing debt and any future draws to December 31, 2025. In June 2022, the 2012 Convertible Note agreement was amended and restated to allow for an additional draw of $10.0 million. These amendments were accounted for as debt modifications. On April 17, 2023, the drawdowns that were made in 2023 with an aggregate principal amount of $4.0 million were transferred to another convertible note with the same stockholder, refer to the Envoy Bridge Note disclosure below.

The outstanding principal amount of the 2012 Convertible Note was $59.0 million as of December 31, 2022. Undrawn principal under the arrangement amounted to $5.0 million as December 31, 2022. The 2012 Convertible Note would have matured on December 31, 2025, and was classified as a long-term liability as of December 31, 2022. The 2012 Convertible Note bore interest at 4.5% per annum. The 2012 Convertible Note was secured by the Company’s assets. The Company granted detachable common stock warrants to the stockholder in connection with the 2012 Convertible Note (see Note 10).

At any time prior to maturity, at the sole discretion of the noteholder, the outstanding principal amount plus accrued and unpaid interest may have been converted into shares of Envoy Common Stock at a conversion price of $1.00 per share, subject to various adjustments as defined in the 2012 Convertible Note agreement.

In the event that the Company obtained additional equity financing pursuant to which the Company sold shares of either common or preferred stock, at the sole discretion of the stockholder, the principal amount plus accrued and unpaid interest would convert to the class of stock being offered in the financing at a price per share equal to 80% of the price per share paid by investors for the offered shares.

On April 17, 2023, the 2012 Convertible Note was amended as part of the Business Combination Agreement, to provide for automatic conversion immediately prior to the Merger. The conversion formula was not adjusted as part of this amendment. The loan amendment was accounted for as an extinguishment with a related party and treated as a deemed capital contribution.

Effective concurrently with the Merger, the outstanding balance of principal and any unpaid accrued interest was automatically converted into New Envoy Class A Common Stock at a conversion price of $15.72 per share (see Note 3) and the fair value of the 2012 Convertible Notes was derecognized from the condensed consolidated balance sheets.

2013 Convertible Notes

In 2013, the Company issued convertible notes to various stockholders (“2013 Convertible Notes”), which were subsequently amended and restated. The outstanding principal amount of these notes was $0.7 million as of December 31, 2022. The 2013 Convertible Notes mature on December 31, 2023, and were classified as current liabilities as of December 31, 2022. The 2013 Convertible Notes bore interest at 4.5% per annum. The 2013 Convertible Notes were secured by the Company’s assets. The Company granted detachable common stock warrants to the noteholders in connection with the issuance of the 2013 Convertible Notes (see Note 10). The 2013 Convertible Notes were subordinated to the 2012 Convertible Note and included the same conversion features as the 2012 Convertible Note. In addition, in the event the Company completed an equity financing in which it sold a minimum of $2,500,000 of new stock, at the sole discretion of the Company, the principal amount plus accrued and unpaid interest would convert into Envoy Common Stock at $1.00 per share. If the effective conversion price was less than $1.00, the price per share shall be equal to 80% of the price per share paid by the other investors.

On April 17, 2023, the 2013 Convertible Notes were amended as part of the Business Combination Agreement to provide for automatic conversion immediately prior to the Merger. The conversion formula was not adjusted as part of this amendment. The loan amendment was accounted for as an extinguishment with a related party and treated as a deemed capital contribution.

Effective concurrently with the Merger, the outstanding balance of principal and any unpaid accrued interest was automatically converted into New Envoy Class A Common stock at a conversion price of $15.72 per share and the fair value of the 2013 Convertible Notes was derecognized from the condensed consolidated balance sheets (see Note 3).

Envoy Bridge Note (“2023 Convertible Note”)

On April 17, 2023, the Company entered into a convertible promissory note agreement with a stockholder for an aggregate borrowing capacity of $10.0 million, an interest rate of 4.5% per annum and maturity date of December 31, 2025. The Envoy Bridge Note was unsecured. According to this agreement, $4.0 million of the borrowing capacity was funded via the transfer of $4.0 million in principal from the 2012 Convertible Note. An additional $3.0 million was drawn upon during the second quarter of 2023 and $3.0 million was drawn upon during the third quarter of 2023. The transfer of $4.0 million in principal from the 2012 Convertible Note to the Envoy Bridge Note was accounted for as a debt modification.

The difference between the proceeds received and the issuance-date fair value was recorded as a deemed capital contribution from related party in the unaudited condensed consolidated statements of stockholders’ equity (deficit).

The Company could have prepaid the Envoy Bridge Note in whole or in part without premium or penalty. Contingent upon, and effective concurrently with the Merger, the outstanding balance of principal and any unpaid accrued interest, automatically converted to Series A Preferred Stock at a conversion price of $10.00 per share.

If the Business Combination Agreement terminated pursuant to its terms, at the sole discretion of the noteholder, the outstanding principal amount plus accrued and unpaid interest could have been converted into shares of Envoy Common Stock at a conversion price of $1.00 per share, subject to various adjustments as defined in the agreement.

If the Business Combination Agreement terminated pursuant to its terms and in the event that the Company obtained additional equity financing pursuant to which the Company sold shares of either common or preferred stock, at the sole discretion of the noteholder, the principal amount plus accrued and unpaid interest would have converted to the class of stock being offered in the financing at a price per share equal to 80% of the price per share paid by investors for the offered shares.

On August 23, 2023, the Envoy Bridge Note was amended pursuant to which the Company could have drawn an additional $5.0 million if the Company had less than $5.0 million in cash or net tangible assets immediately following the Merger. In addition, the Company could have drawn up to $2.0 million if the Merger did not occur by September 30, 2023.

Effective concurrently with the Merger, the outstanding balance of principal and any unpaid accrued interest, was automatically converted to Series A Preferred Stock at a conversion price of $10.00 per share and the fair value of the Envoy Bridge Note was derecognized from the condensed consolidated balance sheets.

8.      Convertible Notes Payable (Related Party)

The Company received several loan financings from stockholders from 2012 to 2022, in an aggregate outstanding principal amount of $59.7 million and $51.7 million as of December 31, 2022 and December 31, 2021, respectively. The Convertible Notes bear interest at 4.5% per annum. The Convertible Notes are secured by the Company’s assets. The Company elected the fair value option for the Convertible Notes under ASC Topic 825, Financial Instruments, with changes in fair value recorded in earnings each reporting period. The Convertible Notes did not include any financial covenants and were subject to acceleration upon the occurrence of specified events of default. The terms of the Convertible Notes are described below.

2012 Convertible Note

In 2012, the Company issued a convertible note to a stockholder (“2012 Convertible Note”), which was subsequently amended and restated. These amendments allowed for the issuance of additional principal under the existing agreements and resulted in various drawdowns since 2012. In March 2021, the 2012 Convertible Note agreement was amended and restated to allow for an additional draw of $10.0 million. The March 2021 amendment also extended the maturity date of both the existing debt and any future draws to December 31, 2025. In June 2022, the 2012 Convertible Note agreement was amended and restated to allow for an additional draw of $10.0 million. These amendments were accounted for as debt modifications. The Company elected the fair value option for the Convertible Notes. The Company received proceeds of $8.0 million from the issuance of the 2012 Convertible Note in each of the years ended December 31, 2022 and 2021. The fair value of the 2012 Convertible Note on the date of issuance was $3.3 million and $2.9 million on the respective drawdown dates in 2022 and 2021, respectively. The difference between the proceeds received and the issuance-date fair value was recorded as a deemed capital contribution from related party on the consolidated statements of stockholders’ deficit.

The outstanding principal amount of the 2012 Convertible Note was $59.0 million and $51.0 million as of December 31, 2022 and December 31, 2021, respectively. Undrawn principal under the arrangement amounted to $5 million and $3 million as of December 31, 2022, and 2021, respectively. The 2012 Convertible Note matures on December 31, 2025, and was classified as a long-term liability as of December 31, 2022 and 2021. The 2012 Convertible Note bears interest at 4.5% per annum. The Company granted detachable common stock warrants to the stockholder in connection with the 2012 Convertible Note (see Note 9).

At any time prior to maturity, at the sole discretion of the noteholder, the outstanding principal amount plus accrued and unpaid interest may be converted into shares of common stock at a conversion price of $1.00 per share, subject to various adjustments as defined in the agreement.

In the event that the Company obtains additional equity financing pursuant to which the Company sells shares of either common or preferred stock, at the sole discretion of the stockholder, the principal amount plus accrued and unpaid interest will convert to the class of stock being offered in the financing at a price per share equal to 80% of the price per share paid by investors for the offered shares.

2013 Convertible Notes

In 2013, the Company issued convertible notes to various stockholders (“2013 Convertible Notes”), which were subsequently amended and restated. The outstanding principal amount of these notes were $0.7 million and $0.7 million as of December 31, 2022 and December 31, 2021, respectively. The 2013 Convertible Notes mature on December 31, 2023, and were classified as current liabilities as of December 31, 2022 and non-current liabilities as of

December 31, 2021. The 2013 Convertible Notes bear interest at 4.5% per annum. The Company granted detachable common stock warrants to the noteholders in connection with the issuance of the 2013 Convertible Notes (see Note 9). The 2013 Convertible Notes are subordinated to the 2012 Convertible Note and include the same conversion features as the 2012 Convertible Note. In addition, in the event the Company completes an equity financing in which it sells a minimum of $2,500,000 of new stock, at the sole discretion of the Company, the principal amount plus accrued and unpaid interest will convert into common stock at $1.00 per share. If the effective conversion price is less than $1.00, the price per share shall be equal to 80% of the price per share paid by the other investors.

In November 2021, a holder of the 2013 Convertible Notes surrendered their convertible note payable of $50 thousand, as well as accrued interest of $18 thousand, which was treated as a capital contribution given the related party nature of the debt.